Related Party Transactions - Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 106,583	$ 263,405
Companies controlled by directors of Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	31,500	72,070
Directors or officers of the Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 75,083	$ 191,335